Common Stock - Summary of Common Stock for Future Issuance (Detail) - Surrozen Inc - shares	Jun. 30, 2021	Dec. 31, 2020
Schedule of Common Stock Capital Shares Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance	104,162,627	102,882,908
Redeemable Convertible Preferred Stock as Converted Issued
Schedule of Common Stock Capital Shares Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance	95,289,932	95,289,932
Redeemable Convertible Preferred Stock as Converted Unissued
Schedule of Common Stock Capital Shares Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance	6	6
Options Outstanding
Schedule of Common Stock Capital Shares Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance	8,429,189	6,093,611
Shares Available for Future Stock Option Grants
Schedule of Common Stock Capital Shares Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance	443,500	1,499,359